INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of Income Tax (Benefit) Provision from Continuing Operations
Components of income tax (benefit) provision were as follows (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Current:
Federal	$(969)	$51	$1,972	$4,789
State and local	54	16	197	134
Foreign	1,139	2,029	5,865	6,449
	224	2,096	8,034	11,372
Deferred:
Federal	(2,192)	(4,262)	(1,802)	(5,148)
State and local	138	(259)	336	(1,006)
Foreign	(788)	(1,057)	(9,034)	94
	(2,842)	(5,578)	(10,500)	(6,060)
Total (benefit) provision for income taxes	$(2,618)	$(3,482)	$(2,466)	$5,312

Schedule of Effective Income Tax Rate Reconciliation
The following is a reconciliation of income tax (benefit) provision computed at the U.S. federal statutory rate to income tax (benefit) provision in the consolidated and combined statements of operations (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
(Loss) income before income taxes:
Domestic	$(18,981)	$(49,477)	$10,859	$(6,021)
Foreign	7,926	11,859	17,487	32,174
Total (loss) income before income taxes	$(11,055)	$(37,618)	$28,346	$26,153

Federal income tax rate	21.0%	21.0%	21.0%	21.0%
Tax provision at federal statutory rate	$(2,322)	$(7,900)	$5,953	$5,492
State and local taxes	1,812	(278)	426	(879)
Foreign rate differential	(70)	(125)	789	1,533
Change in tax rates	735	—	(2,209)	(53)
Changes in uncertain tax positions	40	(651)	64	(100)
Change in valuation allowance	(1,474)	883	588	(1,957)
Goodwill impairment	—	3,717	—	—
Impact of Luxembourg restructuring	—	—	(6,438)	—
U.S. effects of international operations	320	2,084	3,079	6,136
Tax credits	(2,161)	(1,201)	(5,233)	(5,498)
Other	502	(11)	515	638
Total (benefit) provision for income taxes	$(2,618)	$(3,482)	$(2,466)	$5,312

Effective tax rate	23.7%	9.3%	(8.7)%	20.3%

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s net deferred tax assets and liabilities were as follows (in thousands):

	(Successor)	(Predecessor)
	December 31, 2020	December 31, 2019
Deferred tax assets:
Accounts receivable	$473	$695
Accrued expenses	3,838	2,065
Inventory	5,231	4,102
Other assets	160	1,008
Deferred rent	—	427
Pension asset	348	1,783
Property, plant and equipment	—	864
Lease accounting	3,360	—
U.S. and foreign net operating losses	13,998	15,014
Tax credits	254	2,345
Total deferred tax assets	27,662	28,303
Less valuation allowance	(9,879)	(12,409)
Net deferred tax assets	$17,783	$15,894
Deferred tax liabilities:
Property, plant and equipment	(4,678)	—
Operating lease right-of-use asset	(2,747)	—
Intangible assets	(24,266)	(38,451)
Deferred rent	(78)	—
Unremitted earnings	(719)	(1,207)
Other liabilities	(5,921)	(6,406)
Total deferred tax liabilities	(38,409)	(46,064)
Net deferred tax liability	$(20,626)	$(30,170)

Changes in Unrecognized Tax Benefits
The following summarizes the changes in the Company’s liability for unrecognized tax positions (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019
Beginning of period	$539	$895	$986
Settlements	—	(291)	(92)
Currency differences	70	(65)	1
End of period	$609	$539	$895